Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of retained earnings
(1)	Retained earnings as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Appropriated:
Legal reserve	₩	22,320	22,320
Reserve for business expansion		10,131,138	9,981,138
Reserve for technology development		4,865,300	4,715,300

		14,996,438	14,696,438
Unappropriated		7,919,510	8,257,369

	₩	22,938,268	22,976,127